First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 92.9%
	Brazil — 10.3%
53,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	$9,735,571
36,700,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	6,282,240
56,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	9,158,590
69,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	10,726,804
10,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/37	1,508,455
				37,411,660
	Chile — 3.6%
10,445,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	10,975,239
1,950,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	6.00%	04/01/33	2,142,930
				13,118,169
	Colombia — 4.9%
45,440,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	11,350,645
12,938,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	3,090,829
12,650,000,000	Colombian TES, Series B (COP)	9.25%	05/28/42	3,245,650
				17,687,124
	Czech Republic — 2.9%
103,280,000	Czech Republic Government Bond (CZK)	5.00%	09/30/30	5,040,147
82,050,000	Czech Republic Government Bond (CZK)	3.50%	05/30/35	3,531,243
56,910,000	Czech Republic Government Bond (CZK)	1.50%	04/24/40	1,752,892
				10,324,282
	Hungary — 3.2%
710,540,000	Hungary Government Bond (HUF)	6.75%	10/22/28	2,311,157
2,669,800,000	Hungary Government Bond (HUF)	7.00%	10/24/35	9,299,876
				11,611,033
	India — 4.8%
393,500,000	India Government Bond (INR)	6.10%	07/12/31	4,067,705
1,252,760,000	India Government Bond (INR)	7.18%	07/24/37	13,458,068
				17,525,773
	Indonesia — 13.9%
51,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	2,899,630
174,586,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	10,099,756
201,489,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	11,106,494
228,156,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	13,443,503
217,623,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	12,859,761
				50,409,144
	Israel — 0.2%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	164,777
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	608,916
				773,693
	Malaysia — 8.5%
16,040,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	3,984,780
21,309,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	5,410,339
58,299,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	13,727,816
26,196,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	6,798,293
3,186,000	Malaysia Government Bond (MYR)	4.76%	04/07/37	843,448
				30,764,676

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico — 4.9%
166,450,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	$8,936,770
162,540,000	Mexican Bonos, Series M (MXN)	8.50%	11/18/38	8,737,962
				17,674,732
	Peru — 2.3%
1,400,000	Peru Government Bond (PEN)	6.95%	08/12/31	471,979
25,689,000	Peru Government Bond (PEN)	6.90%	08/12/37	7,746,265
				8,218,244
	Philippines — 1.4%
331,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,900,254
	Poland — 4.3%
1,016,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	288,118
10,539,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,339,723
46,327,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	12,793,858
				15,421,699
	Romania — 3.4%
17,245,000	Romania Government Bond (RON)	8.75%	10/30/28	3,973,275
30,115,000	Romania Government Bond (RON)	6.70%	02/25/32	6,598,740
8,600,000	Romania Government Bond (RON)	4.75%	10/11/34	1,655,912
				12,227,927
	South Africa — 9.2%
25,526,667	Republic of South Africa Government Bond, Series R187 (ZAR)	10.50%	12/21/26	1,563,003
25,526,666	Republic of South Africa Government Bond, Series R188 (ZAR)	10.50%	12/21/27	1,604,932
195,215,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	11,815,161
173,499,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	10,684,606
131,280,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	7,571,445
				33,239,147
	Supranational — 7.4%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	1,134,636
162,020,000	Asian Development Bank (INR)	6.20%	10/06/26	1,695,373
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	1,915,138
797,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	8,236,575
170,000,000	Inter-American Development Bank (INR)	7.00%	08/08/33	1,713,781
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	636,017
1,032,500,000	International Bank for Reconstruction & Development (INR)	6.71%	01/21/35	10,130,544
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	1,221,654
				26,683,718
	Thailand — 6.3%
234,450,000	Thailand Government Bond (THB)	3.35%	06/17/33	7,705,287
459,437,000	Thailand Government Bond (THB)	3.39%	06/17/37	15,280,314
				22,985,601

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Turkiye — 1.4%
93,000,000	Turkiye Government Bond (TRY)	31.08%	11/08/28	$1,766,375
187,150,000	Turkiye Government Bond (TRY)	26.20%	10/05/33	3,212,138
				4,978,513

	Total Investments — 92.9%			335,955,389
	(Cost $339,540,496)
	Net Other Assets and Liabilities — 7.1%			25,801,563
	Net Assets — 100.0%			$361,756,952
Forward Foreign Currency Contracts at July 31, 2026:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2026	Sale Value as of 7/31/2026	Unrealized Appreciation (Depreciation)
08/24/2026	JPM	BRL	59,565,000	USD	11,643,545	$11,675,069	$11,643,545	$31,524
08/24/2026	JPM	CLP	1,525,000,000	USD	1,647,349	1,640,509	1,647,349	(6,840)
08/24/2026	BNY	CNH	28,750,000	USD	4,256,270	4,264,993	4,256,270	8,723
08/24/2026	BNS	COP	8,500,000,000	USD	2,593,836	2,678,733	2,593,836	84,897
08/24/2026	JPM	COP	15,470,000,000	USD	4,711,795	4,875,293	4,711,795	163,498
08/24/2026	JPM	KRW	25,490,000,000	USD	17,150,092	17,883,452	17,150,092	733,360
08/24/2026	BNY	MXN	151,270,000	USD	8,659,582	8,715,818	8,659,582	56,236
08/24/2026	JPM	PHP	862,690,000	USD	13,971,593	14,088,139	13,971,593	116,546
08/24/2026	BNY	THB	169,400,000	USD	5,052,946	5,082,864	5,052,946	29,918
08/24/2026	BNY	TRY	378,100,000	USD	7,807,950	7,797,521	7,807,950	(10,429)
08/24/2026	JPM	USD	876,644	COP	2,830,000,000	876,644	891,860	(15,216)
08/24/2026	BNY	USD	3,507,561	CZK	74,400,000	3,507,561	3,543,087	(35,526)
08/24/2026	BNY	USD	4,523,190	HUF	1,427,700,000	4,523,190	4,507,204	15,986
08/24/2026	JPM	USD	21,131,312	IDR	383,230,000,000	21,131,312	21,245,888	(114,576)
08/24/2026	BNY	USD	6,078,707	ILS	18,200,000	6,078,707	5,959,047	119,660
08/24/2026	BNY	USD	3,888,538	INR	375,800,000	3,888,538	3,930,514	(41,976)
08/24/2026	JPM	USD	5,385,688	INR	520,710,000	5,385,688	5,446,137	(60,449)
08/24/2026	BNY	USD	884,668	MXN	15,500,000	884,668	893,073	(8,405)
08/24/2026	JPM	USD	1,073,359	PHP	66,310,000	1,073,359	1,082,874	(9,515)
08/24/2026	BNY	USD	2,142,670	PLN	8,112,000	2,142,670	2,171,399	(28,729)
08/24/2026	BNY	USD	4,482,514	THB	150,710,000	4,482,514	4,522,068	(39,554)
08/24/2026	BNY	USD	2,826,153	ZAR	47,700,000	2,826,153	2,881,609	(55,456)
08/24/2026	BNY	ZAR	86,180,000	USD	5,223,630	5,206,228	5,223,630	(17,402)
Net Unrealized Appreciation (Depreciation)								$916,275

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $13,118,169 or 3.6% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Credit Quality(1)	% of Total Investments
AAA	7.9%
AA	3.1
A	24.7
BBB	36.5
BB	27.8
Total	100.0%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical
rating organization (NRSRO) of the creditworthiness of an
issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D
(lowest). Investment grade is defined as those issuers that
have a long-term credit rating of BBB- or higher. “NR”
indicates no rating. The credit ratings shown relate to the
credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash)‡
BRL	13.6%
ZAR	10.5
INR	9.5
MYR	8.8
MXN	8.7
IDR	8.3
COP	7.5
THB	6.7
PHP	5.1
KRW	5.1
PLN	3.8
CLP	3.7
TRY	3.6
RON	3.5
PEN	2.3
HUF	2.0
CZK	1.9
CNH	1.2
EUR	0.0‡‡
CNY	0.0‡‡
ILS	(1.5)
USD	(4.3)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$335,955,389	$—	$335,955,389	$—
Forward Foreign Currency Contracts	1,360,348	—	1,360,348	—
Total	$337,315,737	$—	$337,315,737	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(444,073)	$—	$(444,073)	$—

*	See Portfolio of Investments for country breakout.